Related Party Transactions (Affiliated Asset Transfers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	[2]	Dec. 31, 2020
Related Party Transaction [Line Items]
Realized investment gains (losses), net	$ 13,835	[1]	$ 515		$ 1,871
Affiliated Entity | Prudential Insurance September 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	10,810
Book Value	10,520
APIC, Net of Tax Increase/(Decrease)	(229)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance September 2021 Sales Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	7,356
Book Value	6,477
APIC, Net of Tax Increase/(Decrease)	695
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	19,724
Book Value	19,724
APIC, Net of Tax Increase/(Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Sale Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	22,557
Book Value	22,038
APIC, Net of Tax Increase/(Decrease)	0
Realized investment gains (losses), net	519
Affiliated Entity | Prudential Insurance September 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	715
Book Value	213
APIC, Net of Tax Increase/(Decrease)	(396)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	21
Book Value	21
APIC, Net of Tax Increase/(Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Sale Derivatives
Related Party Transaction [Line Items]
Fair Value	816
Book Value	233
APIC, Net of Tax Increase/(Decrease)	0
Realized investment gains (losses), net	583
Affiliated Entity | Prudential Insurance August 2022 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	21,389
Book Value	19,630
APIC, Net of Tax Increase/(Decrease)	(1,390)
Realized investment gains (losses), net	$ 0

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.